Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and Due from Banks	$ 21,860,000,000		$ 19,440,000,000
Trading assets	57,482,000,000		77,814,000,000
Securities available for sale	235,199,000,000		222,613,000,000
Mortgages held for sale	47,149,000,000		48,357,000,000
Mortgages held for sale, carried at fair value	42,305,000,000		44,791,000,000
Loans held for sale, carried at fair value	6,000,000		1,176,000,000
Loans, carried at fair value	6,206,000,000		5,916,000,000
Net loans	782,514,000,000		750,259,000,000
Other assets	93,578,000,000		101,022,000,000
Total assets	1,422,968,000,000	[1]	1,313,867,000,000	[1]
Liabilities
Short-term borrowings	57,175,000,000		49,091,000,000
Accrued expenses and other liabilities	76,668,000,000		77,665,000,000
Long-term debt (includes $1 and $0 carried at fair value)	127,379,000,000		125,354,000,000
Long-term debt, carried at fair value	1,000,000		0
Total liabilities	1,264,057,000,000	[2]	1,172,180,000,000	[2]
Wells Fargo stockholders' equity:
Common stock, par value	$ 1.67		$ 1.67
Common stock, shares issued	5,481,811,474		5,358,522,061
Common stock, shares authorized	9,000,000,000		9,000,000,000
Treasury stock, shares	215,497,298		95,910,425
VIEs that we consolidate [Member]
Assets
Cash and Due from Banks	260,000,000		321,000,000
Trading assets	114,000,000		293,000,000
Securities available for sale	2,772,000,000		3,332,000,000
Mortgages held for sale	469,000,000		444,000,000
Net loans	10,553,000,000		11,967,000,000
Other assets	457,000,000		1,858,000,000
Total assets	14,625,000,000		18,215,000,000
Liabilities
Short-term borrowings	2,059,000,000		3,450,000,000
Accrued expenses and other liabilities	901,000,000		1,138,000,000
Long-term debt (includes $1 and $0 carried at fair value)	3,483,000,000		4,932,000,000
Total liabilities	6,443,000,000		9,520,000,000
Vies That We Consolidate No Recourse [Member]
Liabilities
Short-term borrowings	0		24,000,000
Accrued expenses and other liabilities	134,000,000		175,000,000
Long-term debt (includes $1 and $0 carried at fair value)	3,500,000,000		4,900,000,000
Total liabilities	$ 3,600,000,000		$ 5,100,000,000

[1]	Our consolidated assets at December 31, 2012 and December 31, 2011, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $260 million and $321 million; Trading assets, $114 million and $293 million; Securities available for sale, $2.8 billion and $3.3 billion; Mortgages held for sale, $469 million and $444 million; Net loans, $10.6 billion and $12.0 billion; Other assets, $457 million and $1.9 billion, and Total assets, $14.6 billion and $18.2 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2012 and December 31, 2011, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 and $24 million; Accrued expenses and other liabilities, $134 million and $175 million; Long-term debt, $3.5 billion and $4.9 billion; and Total liabilities, $3.6 billion and $5.1 billion, respectively.